                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13 F COVER PAGE

       Report for the Calendar Year or Quarter Ended September 30, 1999.

        Check here if Amendment [   ]: Amendment Number: ______________

                        This Amendment (Check one only):
                          [  ] is a restatement.
                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Laurel Trust Company
Address:  551 Main Street
          Johnstown, PA 15901

Form 13F File Number:  28-07668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Signature, Place, and Date of Signing:

/s/  Kim Craig      Johnstown, Pennsylvania   11/12/99
-------------------------------------------------------------------------------
[Signature]         [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Mangers:  1

Form 13F Information Table Entry  Total:  79

Form 13F Information Table Value Total:  $128,924 (thousands)
                                          -------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Number                1

Form 13F File Number  28-07666

Name                  BT Financial Corporation

                           FORM 13F INFORMATION TABLE


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         Column 1:           Column 2:  Column 3:  Column 4:             Column 5:     Column 6: Column 7:           Column 8:
      Name of Issuer         Title of    CUSIP       Value                            Investment  Other           Voting Authority
                               Class     Number    (x$1000)                           Discretion Managers
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                                                                 Shares of  SH/PRN  PUT/
                                                                 Principal          CALL                Sole     Shared      None
                                                                  Amount
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
AT&T Corporation Strategy     Common   00195710P        293         6,747    SH           DEFINED  1    6,242         0          505

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Abbott Laboratories           Common   002824100      2,742        74,778    SH           DEFINED  1   72,047       717        2,014

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Allied Signal Corporation     Common   019512102        898        14,996    SH           DEFINED  1   14,496         0          500

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America Online Inc.           Common   02364J104        798         7,670    SH           DEFINED  1    7,373         0          300

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American General Corp.        Common   026351106        230         3,648    SH           DEFINED  1    3,648         0            0

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American Home Products        Common   026609107        285         6,889    SH           DEFINED  1    4,889         0        2,000

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American International
 Group, Inc.                  Common   026874107      2,830        32,567    SH           DEFINED  1   31,309       381          877

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Ameritech Corporation         Common   030954101        261         3,917    SH           DEFINED  1    3,917         0            0

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Amgen                         Common   031162100      3,300        40,498    SH           DEFINED  1   38,998       200        1,300

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Automatic Data Processing
 Inc.                         Common   053015103      3,376        75,668    SH           DEFINED  1   73,032       840        1,796

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BT Financial Corporation      Common   055763106      3,480       144,310    SH           DEFINED  1  104,573         0       39,737

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BT Financial Corporation      Common   055763106        574        23,821    SH           OTHER    1    6,364         0       17,457

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Bell Atlantic Corp.           Common   077853109        867        12,894    SH           DEFINED  1   12,418         0          476

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PAGE 1 TOTAL                                         19,934
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
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
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         Column 1:           Column 2:  Column 3:  Column 4:             Column 5:     Column 6: Column 7:           Column 8:
      Name of Issuer         Title of    CUSIP       Value                            Investment  Other           Voting Authority
                               Class     Number    (x$1000)                           Discretion Managers
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                                                                 Shares of  SH/PRN  PUT/
                                                                 Principal          CALL               Sole      Shared      None
                                                                  Amount
------------------------------------------------------------------------------------------------------------------------------------

CBS Corporation               Common    12490K107      3,696         79,933    SH          DEFINED 1  77,117       925         1,891

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Cardinal Health Inc.          Common    14149Y108      2,543         46,675    SH          DEFINED 1  45,946       547           182

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Caterpillar, Inc. Strategy    Common    14912310P      1,015         18,537    SH          DEFINED 1  17,629       199           709

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Chevron Corporation
 Strategy                     Common    16675110P      1,423         16,045    SH          DEFINED 1  15,463       185           397

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Cisco Systems                 Common    17275R102      5,449         79,493    SH          DEFINED 1  77,133       744         1,616

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Citigroup Inc.                Common    172967101      3,652         83,004    SH          DEFINED 1  78,111       951         3,942

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The Coca Cola Company         Common    191216100        306          6,350    SH          DEFINED 1   6,350         0             0

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Computer Assoc Intl Inc.      Common    204912109        910         14,905    SH          DEFINED 1  12,880         0         2,025

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Dell Computer Corporation     Common    247025109      1,481         35,443    SH          DEFINED 1  33,923       400         1,120

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Delphi Automotive Systems     Common    247126105        183         11,447    SH          DEFINED 1  11,001       115           331

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Dupont E I DeNemours          Common    26353410P      1,900         31,419    SH          DEFINED 1  30,532       244           643

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EMC Corporation               Common    268648102      4,635         64,950    SH          DEFINED 1  62,550       600         1,800

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Eastman Kodak Company         Common    27746110P      1,091         14,431    SH          DEFINED 1  13,869       156           406

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Eastman Kodak Co.             Common    277461109        344          4,561    SH          DEFINED 1      49         0         4,512

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Exxon Corporation             Common    30229010P      2,516         33,114    SH          DEFINED 1  32,376       262           476

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Exxon Corporation             Common    302290101        224          2,953    SH          DEFINED 1   2,913         0            40

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PAGE 2 TOTAL                                          31,368
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
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
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         Column 1:           Column 2:  Column 3:  Column 4:             Column 5:     Column 6: Column 7:           Column 8:
      Name of Issuer         Title of    CUSIP       Value                            Investment  Other           Voting Authority
                               Class     Number    (x$1000)                           Discretion Managers
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                                                                 Shares of  SH/PRN  PUT/
                                                                 Principal          CALL                 Sole      Shared    None
                                                                  Amount
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage
 Corporation                   Common     313400301     2,202       42,355    SH           DEFINED   1   40,635        622     1,098

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Federal National Mortgage
 Association                   Common     313586109       307        4,900    SH           DEFINED   1    4,700          0       200

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First Comwlth Finl Corp PA     Common     319829107       333       13,083    SH           DEFINED   1    3,698          0     9,385

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GTE Corporation                Common     362320103       704        9,169    SH           DEFINED   1    6,619          0     2,550

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General Electric Company       Common     369604103     4,009       33,821    SH           DEFINED   1   32,575        530       716

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General Motors Corporation     Common     37044210P     1,024       16,276    SH           DEFINED   1   15,632        165       479

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Gillette Company               Common     375766102     1,336       39,394    SH           DEFINED   1   37,925        490       979

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Goodyear Tire and Rubber       Common     38255010P       853       17,742    SH           DEFINED   1   16,983        181       578

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Huntington Bancshares, Inc.    Common     446150104     9,518      358,387    SH           DEFINED   1  316,825          0    41,562

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Illinois Tool Wks Inc.         Common     452308109     1,615       21,670    SH           DEFINED   1   21,460        110       100

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Intel Corporation              Common     458140100     4,524       60,888    SH           DEFINED   1   59,163        437     1,288

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Intel Corporation              Common     458140100       225        3,039    SH           OTHER     1      527          0     2,512

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International Business
 Machines                      Common     459200101     5,892       48,702    SH           DEFINED   1   46,460        608     1,634

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Johnson & Johnson              Common     478160104       555        6,045    SH           DEFINED   1    5,445          0       600

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PAGE 3 TOTAL                                           33,097
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
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
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         Column 1:           Column 2:  Column 3:  Column 4:             Column 5:     Column 6: Column 7:           Column 8:
      Name of Issuer         Title of    CUSIP       Value                            Investment  Other           Voting Authority
                               Class     Number    (x$1000)                           Discretion Managers
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                                                                 Shares of  SH/PRN  PUT/
                                                                 Principal          CALL               Sole      Shared      None
                                                                  Amount
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
Lucent Technologies            Common     549463107     3,031       46,736    SH           DEFINED  1   45,302        138     1,296

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Lucent Technologies            Common     549463107       244        3,764    SH           OTHER    1      843          0     2,921

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MBNA Corporation               Common     55262L100     2,355      103,276    SH           DEFINED  1   99,174      1,232     2,870

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MCI Worldcom, Inc.             Common     55268B106       207        2,881    SH           DEFINED  1    2,881          0         0

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McDonalds Corp                 Common     580135101     1,293       29,904    SH           DEFINED  1   29,104          0       800

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Medtronic, Inc.                Common     585055106     2,842       79,942    SH           DEFINED  1   75,076        966     3,900

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Merck & Co Inc.                Common     589331107       661       10,200    SH           DEFINED  1   10,200          0         0

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Merrill Lynch & Co.            Common     590188108     2,622       38,934    SH           DEFINED  1   37,517        482       935

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Microsoft Corporation          Common     594918104     4,874       53,828    SH           DEFINED  1   52,097        487     1,244

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Minnesota Mining and Mfg Co    Common     60405910P     1,372       14,286    SH           DEFINED  1   13,739        151       396

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Mobile Corp.                   Common     607059102       272        2,700    SH           DEFINED  1    2,700          0         0

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Morgan JP & Company            Common     61688010P     1,212       10,610    SH           DEFINED  1   10,204        138       268

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National City Corp.            Common     635405103       229        8,600    SH           DEFINED  1    8,600          0         0

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Northern Trust Corporation     Common     665859104     2,599       31,127    SH           DEFINED  1   30,063        331       733

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PAGE 4 TOTAL                                           23,813
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
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
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         Column 1:           Column 2:  Column 3:  Column 4:             Column 5:     Column 6: Column 7:           Column 8:
      Name of Issuer         Title of    CUSIP       Value                            Investment  Other           Voting Authority
                               Class     Number    (x$1000)                           Discretion Managers
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                                                                 Shares of  SH/PRN  PUT/
                                                                 Principal          CALL               Sole      Shared      None
                                                                  Amount
------------------------------------------------------------------------------------------------------------------------------------

PNC Bank Corp.                 Common     693475105       201        3,830    SH           DEFINED   1    3,330        0         500

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Peoples Heritage Financial
 Group Inc.                    Common     711147108       214       12,892    SH           DEFINED   1   12,892        0           0

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Pepsico Inc.                   Common     713448108       524       17,190    SH           DEFINED   1    7,190        0      10,000

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Phillip Morris Company         Common     71815410P     1,275       37,325    SH           DEFINED   1   36,802       48         475

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Proctor & Gamble Co.           Common     742718109     1,672       17,840    SH           DEFINED   1   17,407      152         281

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Rambus Incorporated            Common     750917106       397        6,000    SH           DEFINED   1    6,000        0           0

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Royal Dutch Petroleum
 Company                       Common     780257804       265        4,500    SH           DEFINED   1    4,500        0           0

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S & T Bancorp, Inc.            Common     783859101       273       12,032    SH           DEFINED   1   12,032        0           0

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SBC Communications Inc.        Common     78387G103       246        4,821    SH           DEFINED   1    4,821        0           0

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Safeway, Inc.                  Common     786514208     1,972       51,839    SH           DEFINED   1   49,763      589       1,487

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Schering Plough Corp.          Common     806605101     2,582       59,209    SH           DEFINED   1   57,120      616       1,473

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Charles Schwab Corp.           Common     808513105     1,129       33,800    SH           DEFINED   1   32,500      200       1,100

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Susquehanna Banchares, Inc.    Common     869099101       862       50,000    SH           DEFINED   1   50,000        0           0

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Tyco Intl Ltd.                 Common     902124106       360        3,490    SH           DEFINED   1    3,490        0           0

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US Bancorp, Del                Common     902973106       755       25,047    SH           DEFINED   1   19,677        0       5,370

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PAGE 5 TOTAL                                           12,727
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
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
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         Column 1:           Column 2:  Column 3:  Column 4:             Column 5:     Column 6: Column 7:           Column 8:
      Name of Issuer         Title of    CUSIP       Value                            Investment  Other           Voting Authority
                               Class     Number    (x$1000)                           Discretion Managers
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                                                                 Shares of  SH/PRN  PUT/
                                                                 Principal          CALL               Sole      Shared      None
                                                                  Amount
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
USABankcorp Inc PA             Common     917292104     1,661      123,087    SH           DEFINED   1  102,151        0      20,936

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Wal-Mart Stores, Inc.          Common     931142103     1,726       36,299    SH           DEFINED   1   34,920      586         793

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Warner Lambert Company         Common     934488107       285        4,300    SH           DEFINED   1    4,300        0           0

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Xerox Corporation              Common     984121103     1,975       47,117    SH           DEFINED   1   45,287      519       1,311

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MFS Inter Income Trust Sh      Mutual     55273C107        86       13,615    SH           DEFINED   1   13,615        0           0

 Ben Int                     Funds-Fixed
                               Income
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Putnam Premier Income          Mutual     746853100        96       14,000    SH           DEFINED   1   14,000        0           0

 Trust Sh Ben Int            Funds-Fixed
                               Income
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Royal Bank Scotland Group     Preferred   780097879     2,156      100,000    SH           DEFINED   1  100,000        0           0

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PAGE 6 TOTAL                                            7,985
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GRAND TOTAL                                           128,924
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